ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES
The Company's consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (GAAP). Amounts are stated in Canadian dollars unless otherwise indicated.
Basis of Presentation
The consolidated financial statements include the accounts of TCPL and its subsidiaries. The Company consolidates its interest in entities over which it is able to exercise control. To the extent there are interests owned by other parties, these interests are included in Non-Controlling Interests. TCPL uses the equity method of accounting for joint ventures in which the Company is able to exercise joint control and for investments in which the Company is able to exercise significant influence. TCPL records its proportionate share of undivided interests in certain assets. Certain prior year amounts have been reclassified to conform to current year presentation.
Use of Estimates and Judgements
In preparing these financial statements, TCPL is required to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. The Company uses the most current information available and exercises careful judgement in making these estimates and assumptions. In the opinion of management, these consolidated financial statements have been properly prepared within reasonable limits of materiality and within the framework of the Company's significant accounting policies summarized below.
Regulation
In Canada, regulated natural gas pipelines and oil pipelines are subject to the authority of the National Energy Board (NEB) of Canada. In the U.S., natural gas pipelines, oil pipelines and regulated natural gas storage assets are subject to the authority of the U.S. Federal Energy Regulatory Commission (FERC). In Mexico, natural gas pipelines are subject to the authority of the Energy Regulatory Commission of Mexico. The Company's Canadian and U.S. natural gas transmission operations are regulated with respect to construction, operations and the determination of tolls. Rate-regulated accounting (RRA) standards may impact the timing of the recognition of certain revenues and expenses in TCPL's rate-regulated businesses which may differ from that otherwise expected in non-rate-regulated businesses to appropriately reflect the economic impact of the regulators' decisions regarding revenues and tolls. TCPL's businesses that apply RRA currently include Canadian and U.S. natural gas pipelines and regulated U.S. natural gas storage. RRA is not applicable to the Keystone Pipeline System and the Company's Mexican natural gas pipelines and, as a result, the regulators' decisions regarding operations and tolls on these pipelines generally do not have an impact on timing of recognition of revenues and expenses.
Revenue Recognition
Natural Gas and Oil Pipelines
Revenues from the Company's natural gas and oil pipelines, with the exception of Canadian natural gas pipelines which are subject to rate regulation, are generated from contractual arrangements for committed capacity and from the transportation of natural gas or crude oil. Revenues earned from firm contracted capacity arrangements are recognized ratably over the contract period regardless of the amount of natural gas or crude oil that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when physical deliveries of natural gas or crude oil are made. The U.S. natural gas pipelines are subject to FERC regulations and, as a result, revenues collected may be subject to refund during a rate proceeding. Allowances for these potential refunds are recognized at the time of the regulatory decision.
Revenues from Canadian natural gas pipelines subject to rate regulation are recognized in accordance with decisions made by the NEB. The Company's Canadian natural gas pipeline rates are based on revenue requirements designed to recover the costs of providing natural gas transportation services, which include an appropriate return of and return on capital, as approved by the NEB. The Company's Canadian natural gas pipelines are not subject to risks related to variances in revenues and most costs. These variances are generally subject to deferral treatment and are recovered or refunded in future rates. The Company's Canadian natural gas pipelines are periodically subject to incentive mechanisms, as negotiated with shippers and approved by the NEB. These mechanisms can result in the Company recognizing more or less revenue than required to recover the costs that are subject to incentives. Revenues are recognized on firm contracted capacity ratably over the contract period. Revenues from interruptible or volumetric-based services are recorded when physical delivery is made. Revenues recognized prior to an NEB decision on rates for that period reflect the NEB's last approved rate of return on common equity (ROE) assumptions. Adjustments to revenue are recorded when the NEB decision is received.
Revenues from the Company's regulated natural gas storage services are recognized ratably over the contract period for firm committed capacity regardless of the amount of natural gas that is stored and when gas is injected or withdrawn for interruptible or volumetric-based services. The Company does not take ownership of the gas or oil that it transports or stores for others.
Energy
Power
Revenues from the Company's Energy business are primarily derived from the sale of electricity and from the sale of unutilized natural gas fuel, which are recorded at the time of delivery. Revenues also include capacity payments and ancillary services, as well as gains and losses resulting from the use of commodity derivative contracts. The accounting for derivative contracts is described in the Derivative Instruments and Hedging Activities section of this note.
Natural Gas Storage
Revenues earned from providing non-regulated natural gas storage services are recognized in accordance with the terms of the natural gas storage contracts, which is generally over the term of the contract. Revenues earned on the sale of proprietary natural gas are recorded in the month of delivery. Derivative contracts for the purchase or sale of natural gas are recorded at fair value with changes in fair value recorded in Revenues.
Cash and Cash Equivalents
The Company's Cash and Cash Equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less and are recorded at cost, which approximates fair value.
Inventories
Inventories primarily consist of materials and supplies, including spare parts and fuel, and natural gas inventory in storage, and are carried at the lower of weighted average cost or market.
Plant, Property and Equipment
Natural Gas Pipelines
Plant, property and equipment for natural gas pipelines are carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and compression equipment are depreciated at annual rates ranging from one per cent to six per cent, and metering and other plant equipment are depreciated at various rates. The cost of overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. The cost of regulated natural gas pipelines includes an allowance for funds used during construction (AFUDC) consisting of a debt component and an equity component based on the rate of return on rate base approved by regulators. AFUDC is reflected as an increase in the cost of the assets in plant, property and equipment and the equity component of AFUDC is a non-cash expenditure. Interest is capitalized during construction of non-regulated natural gas pipelines.
When regulated natural gas pipelines retire plant, property and equipment from service, the original book cost is removed from the gross plant amount and recorded as a reduction to accumulated depreciation. Costs incurred to remove a plant from service, net of any salvage proceeds, are also recorded in accumulated depreciation.
Oil Pipelines
Plant, property and equipment for oil pipelines are carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and pumping equipment are depreciated at annual rates ranging from two per cent to 2.5 per cent, and other plant and equipment are depreciated at various rates. The cost of these assets includes interest capitalized during construction. When oil pipelines retire plant, property and equipment from service, the original book cost and related accumulated depreciation and amortization are derecognized and any gain or loss is recorded in earnings.
Energy
Power generation and natural gas storage plant, equipment and structures are recorded at cost and, once the assets are ready for their intended use, depreciated by major component on a straight-line basis over their estimated service lives at average annual rates ranging from two per cent to 20 per cent. Other equipment is depreciated at various rates. The cost of overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. Interest is capitalized on facilities under construction. When these assets are retired from plant, property and equipment, the original book cost and related accumulated depreciation and amortization are derecognized and any gain or loss is recorded in earnings.
Corporate
Corporate plant, property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives at average annual rates ranging from three per cent to 20 per cent.
Impairment of Long-Lived Assets
The Company reviews long-lived assets, such as plant, property and equipment, and intangible assets for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the total of the estimated undiscounted future cash flows is less than the carrying value of the assets, an impairment loss is recognized for the excess of the carrying value over the fair value of the assets.
Acquisitions and Goodwill
The Company accounts for business acquisitions using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are primarily measured at their estimated fair value at the date of acquisition. Goodwill is not amortized and is tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that the asset might be impaired. The annual review for goodwill impairment is performed at the reporting unit level which is one level below the Company's operating segments. The Company initially assesses qualitative factors to determine whether events or changes in circumstances indicate that the goodwill might be impaired. If TCPL concludes that it is not more likely than not that fair value of the reporting unit is greater than its carrying value, the first step of the two-step impairment test is performed by comparing the fair value of the reporting unit to its book value, which includes goodwill. If the fair value is less than book value, an impairment is indicated and a second step is performed to measure the amount of the impairment. In the second step, the implied fair value of goodwill is calculated by deducting the recognized amounts of all tangible and intangible net assets of the reporting unit from the fair value determined in the initial assessment. If the carrying value of goodwill exceeds the calculated implied fair value of goodwill, an impairment charge is recorded in an amount equal to the difference.
Power Purchase Arrangements
A PPA is a long-term contract for the purchase or sale of power on a predetermined basis. The PPAs under which TCPL buys power are accounted for as operating leases. The initial payments for these PPAs were recognized in Intangible and Other Assets and amortized on a straight-line basis over the term of the contracts, which expire in 2017 and 2020. A portion of these PPAs has been subleased to third parties under terms and conditions similar to the PPAs. The subleases are accounted for as operating leases and TCPL records the margin earned from the subleases as a component of Revenues.
Income Taxes
The Company uses the liability method of accounting for income taxes. This method requires the recognition of deferred income tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates at the balance sheet date that are anticipated to apply to taxable income in the years in which temporary differences are expected to be reversed or settled. Changes to these balances are recognized in income in the period during which they occur except for changes in balances related to the Canadian Mainline, NGTL System and Foothills, which are deferred until they are refunded or recovered in tolls, as permitted by the NEB.
Canadian income taxes are not provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future.
Asset Retirement Obligations
The Company recognizes the fair value of a liability for asset retirement obligations (ARO) in the period in which it is incurred, when a legal obligation exists and a reasonable estimate of fair value can be made. The fair value is added to the carrying amount of the associated asset and the liability is accreted through charges to operating expenses.
Recorded ARO relates to the non-regulated natural gas storage operations and certain power generation facilities. The scope and timing of asset retirements related to natural gas pipelines, oil pipelines and hydroelectric power plants is indeterminable. As a result, the Company has not recorded an amount for ARO related to these assets, with the exception of certain abandoned facilities.
Environmental Liabilities
The Company records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. The estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations. The estimates are subject to revision in future periods based on actual costs incurred or new circumstances. Amounts expected to be recovered from other parties, including insurers, are recorded as an asset separate from the associated liability.
Emission allowances or credits purchased for compliance are recorded on the Balance Sheet at historical cost and expensed when they are utilized. Compliance costs are expensed when incurred. Allowances granted to or internally generated by TCPL are not attributed a value for accounting purposes. When required, TCPL accrues emission liabilities on the Balance Sheet upon the generation or sale of power using the best estimate of the amount required to settle the obligation. Allowances and credits not used for compliance are sold and any gain or loss is recorded in Revenues.
Other Compensation Programs
The Company has medium-term incentive plans, under which payments are made to eligible employees. The expense related to these incentive plans is accounted for on an accrual basis. Under these plans, benefits vest when certain conditions are met, including the employees' continued employment during a specified period and achievement of specified corporate performance targets.
Employee Post-Retirement Benefits
The Company sponsors defined benefit pension plans (DB Plans), defined contribution plans (DC Plans), a savings plan and other post-retirement benefit plans. Contributions made by the Company to the DC Plans and savings plan are expensed in the period in which contributions are made. The cost of the DB Plans and other post-retirement benefits received by employees is actuarially determined using the projected benefit method pro-rated based on service and management's best estimate of expected plan investment performance, salary escalation, retirement age of employees and expected health care costs.
The DB Plans' assets are measured at fair value. The expected return on the DB Plans' assets is determined using market-related values based on a five-year moving average value for all of the DB Plans' assets. Past service costs are amortized over the expected average remaining service life of the employees. Adjustments arising from plan amendments are amortized on a straight-line basis over the average remaining service period of employees active at the date of amendment. The Company recognizes the overfunded or underfunded status of its DB Plans as an asset or liability, respectively, on its Balance Sheet and recognizes changes in that funded status through Other Comprehensive Income (OCI) in the year in which the change occurs. The excess of net actuarial gains or losses over 10 per cent of the greater of the benefit obligation and the market-related value of the DB Plans' assets, if any, is amortized out of Accumulated Other Comprehensive Loss (AOCI) over the average remaining service period of the active employees. When the restructuring of a benefit plan gives rise to both a curtailment and a settlement, the curtailment is accounted for prior to the settlement.
For certain regulated operations, post-retirement benefit amounts are recoverable through tolls as benefits are funded. The Company records any unrecognized gains or losses or changes in actuarial assumptions related to these post-retirement benefit plans as either regulatory assets or liabilities. The regulatory assets or liabilities are amortized on a straight-line basis over the average remaining service life of active employees.
Foreign Currency Transactions and Translation
Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the company or reporting subsidiary operates, referred to as the functional currency. Transactions denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Exchange gains and losses resulting from translation of monetary assets and liabilities are recorded in income except for exchange gains and losses of the foreign currency debt related to Canadian regulated natural gas pipelines, which are deferred until they are refunded or recovered in tolls, as permitted by the NEB.
Gains and losses arising from translation of foreign operations' functional currencies to the Company's Canadian dollar reporting currency are reflected in OCI. Asset and liability accounts are translated at the period-end exchange rates while revenues, expenses, gains and losses are translated at the exchange rates in effect at the time of the transaction. The Company's U.S. dollar-denominated debt has been designated as a hedge of the net investment in foreign subsidiaries and, as a result, the unrealized foreign exchange gains and losses on the U.S. dollar denominated debt are also reflected in OCI.
Derivative Instruments and Hedging Activities
All derivative instruments are recorded on the balance sheet at fair value, unless they qualify for and are designated under a normal purchase and normal sales exemption, or are considered to meet other permitted exemptions.
The Company applies hedge accounting to arrangements that qualify and are designated for hedge accounting treatment, which includes fair value and cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Hedge accounting is discontinued prospectively if the hedging relationship ceases to be effective or the hedging or hedged items cease to exist as a result of maturity, expiry, sale, termination, cancellation or exercise.
In a fair value hedging relationship, the carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk and these changes are recognized in Net Income. Changes in the fair value of the hedged item, to the extent that the hedging relationship is effective, are offset by changes in the fair value of the hedging item, which are also recorded in Net Income. Changes in the fair value of foreign exchange and interest rate fair value hedges are recorded in Interest Income and Other and Interest Expense, respectively. If hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to Net Income over the remaining term of the original hedging relationship.
In a cash flow hedging relationship, the effective portion of the change in the fair value of the hedging derivative is initially recognized in OCI, while any ineffective portion is recognized in Net Income in the same financial statement category as the underlying transaction. When hedge accounting is discontinued, the amounts recognized previously in AOCI are reclassified to Revenues, Interest Expense and Interest Income and Other, as appropriate, during the periods when the variability in cash flows of the hedged item affects Net Income or as the original hedged item settles. Gains and losses on derivatives are reclassified immediately to Net Income from AOCI when the hedged item is sold or terminated early, or when it becomes probable that the anticipated transaction will not occur.
In hedging the foreign currency exposure of a net investment in a foreign operation, the effective portion of foreign exchange gains and losses on the hedging instruments is recognized in OCI and the ineffective portion is recognized in Net Income. The amounts recognized previously in AOCI are reclassified to Net Income in the event the Company reduces its net investment in a foreign operation.
In some cases, derivatives do not meet the specific criteria for hedge accounting treatment. In these instances, the changes in fair value are recorded in Net Income in the period of change.
The recognition of gains and losses on derivatives for Canadian natural gas regulated pipelines exposures is determined through the regulatory process. Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, can be recovered through the tolls charged by the Company. As a result, these gains and losses are deferred as Regulatory Assets or Regulatory Liabilities and are refunded to or collected from the ratepayers, in subsequent years when the derivative settles.
Derivatives embedded in other financial instruments or contracts (host instrument) are recorded as separate derivatives. Embedded derivatives are measured at fair value if their economic characteristics are not clearly and closely related to those of the host instrument, their terms are the same as those of a stand-alone derivative and the total contract is not held for trading or accounted for at fair value. When changes in the fair value of embedded derivatives are measured separately, they are included in Net Income.
Long-Term Debt Transaction Costs
The Company records Long-Term Debt transaction costs as other assets and amortizes these costs using the effective interest method for all costs except those related to the Canadian natural gas regulated pipelines, which continue to be amortized on a straight-line basis in accordance with the provisions of regulatory tolling mechanisms.
Guarantees
Upon issuance, the Company records the fair value of certain guarantees entered into by the Company or partially owned entities for which contingent payments may be made. The fair value of these guarantees is estimated by discounting the cash flows that would be incurred by the Company if letters of credit were used in place of the guarantees. Guarantees are recorded as an increase to Equity Investments, Plant, Property and Equipment, or a charge to Net Income, and a corresponding liability is recorded in Other Long-Term Liabilities.